Transfer of Assets and Liabilities to Peak Energy Holdings (Details Narrative) (10K) - Peak Energy Holding [Member] - USD ($)	Feb. 28, 2017	Aug. 31, 2016	Aug. 31, 2015	May 31, 2015	Mar. 31, 2014
Business combination, assets book value			$ 9,340	$ 9,340
Business combination, liabilities			628,210	628,210	$ 628,210
Business combination, other income			618,870	$ 618,870
Business combination, additional liabilities					$ 68,090
Business combination, accounts payable and accrued liabilities	$ 20,131	$ 57,451	$ 57,451